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                   FUTURE DIMENSIONS VARIABLE UNIVERSAL LIFE
                   A FLEXIBLE PREMIUM ADJUSTABLE COMBINATION
                   FIXED AND VARIABLE LIFE INSURANCE POLICY

                                   Issued by

                       SOUTHLAND LIFE INSURANCE COMPANY
                       AND SOUTHLAND SEPARATE ACCOUNT L1

                     SUPPLEMENT DATED OCTOBER 7, 1998, TO
                         PROSPECTUS DATED MAY 1, 1998


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective July 6, 1998, INVESCO Funds Group, Inc., the investment advisor to INVESCO Variable Investment Funds, Inc., changed the arrangements by which it voluntarily absorbs certain expenses of the INVESCO VIF - Industrial Income and INVESCO VIF - Utilities Portfolio. See the INVESCO VIF - Industrial Income and INVESCO VIF - Utilities Portfolio supplements, dated July 6, 1998 to the respective Portfolio prospectuses, dated May 1, 1998. The annual Portfolio expenses (as percentage of Portfolio average net assets), appearing on page 10 of the Future Dimensions Variable Universal Life prospectus, restated to reflect these changes, are estimated as follows:


                                                                  Total Annual
                               Management     Other Expenses        Expenses
  INVESCO Variable             (Advisory)         (after             (after
Investment Funds, Inc.           Fees         reimbursements)    reimbursements)
----------------------         ----------     ---------------    ---------------
Industrial Income Portfolio       0.75%            0.40%              1.15%

Utilities Portfolio               0.60%            0.55%              1.15%

                         * * * * * * * * * * * * * * *

The illustrations of values under a hypothetical Policy on pages 22-27 of the prospectus reflect, among other Policy fees, charges, and costs, the simple average of total Portfolio expenses available through the Policy. Taking into account the changes affecting the INVESCO VIF Portfolios described above, as well as the discontinued availability of the Janus Aspen Short-Term Bond Portfolio, the simple average increases from 0.7376% to 0.7670%.